VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash	¥ 29,745,574	$ 4,383,955	¥ 98,874,577
Restricted cash	104	16	8,204
Short-term investments	9,000,000	1,327,174	3,599,211
Notes receivable	200,000	29,476	0
Accounts receivable, net	46,142,449	6,800,555	35,852,484
Inventories, net	1,330,874	196,147	1,344,588
Contract costs, net	25,059,648	3,693,335	53,547,408
Prepaid expenses	801,617	118,140	389,216
Prepaid consideration for acquisition of noncontrolling interest	1,950,000	287,394	0
Total Current Assets	228,970,875	33,746,128	356,157,898
Property and equipment, net	17,158,744	2,528,886	19,986,635
Investment in unconsolidated entity	1,824,974	268,968
Operating lease right-of-use assets, net - non-current	21,441,571	3,160,097	18,975,692
Total Assets	639,446,774	94,242,791	525,621,125
LIABILITIES
Short-term bank loans	11,306,258	1,666,336	11,582,336
Accounts payable	36,902,581	5,438,767	19,398,669
Accrued payroll and employees' welfare	4,927,089	726,163	3,212,227
Taxes payable	1,481,308	218,318	795,629
Short-term borrowings - related parties	20,033,917	2,952,634	10,017,250
Operating lease liabilities - current	2,924,605	431,033	1,761,231
Total Current Liabilities	83,725,152	12,339,560	60,568,863
Operating lease liabilities - non-current	3,291,220	485,066	1,081,827
Long-term borrowings - related party			10,000,000
Total Liabilities	87,016,372	12,824,626	71,651,378
VIE
Current assets
Cash	10,138,380	1,494,212	8,486,745
Restricted cash	104	15	8,204
Short-term investments	9,005,007	1,327,174	0
Notes receivable	200,000	29,476	0
Accounts receivable, net	46,142,449	6,800,555	35,852,484
Inventories, net	1,330,874	196,147	1,344,588
Other receivables, net	4,518,166	665,895	4,844,928
Loans to third parties	24,355,040	3,589,489	21,753,233
Purchase advances, net	323,029	47,609	130,531
Contract costs, net	25,059,648	3,693,335	53,547,408
Prepaid expenses	430,287	63,415	37,276
Prepaid consideration for acquisition of noncontrolling interest	1,950,000	287,394	0
Total Current Assets	123,452,984	18,194,716	126,005,397
Property and equipment, net	17,099,196	2,520,110	19,961,664
Investment in unconsolidated entity	1,824,974	268,968	0
Loans to third parties-long term	18,500,000	2,726,563	18,500,000
Operating lease right-of-use assets, net - non-current	7,216,333	1,063,556	4,450,450
Total Assets	168,093,487	24,773,913	168,917,511
LIABILITIES
Short-term bank loans	11,306,258	1,666,336	11,582,336
Accounts payable	17,111,286	2,521,891	12,113,970
Accrued payroll and employees' welfare	4,003,960	590,111	2,129,242
Intercompany payables	248,493,705	36,623,440	265,588,956
Taxes payable	1,422,658	209,674	795,629
Short-term borrowings - related parties	20,033,917	2,952,634	10,017,250
Operating lease liabilities - current	2,924,605	431,033	1,761,231
Total Current Liabilities	309,735,761	45,649,402	315,324,265
Operating lease liabilities - non-current	3,291,220	485,066	1,081,827
Long-term borrowings - related party	0	0	10,000,000
Total Liabilities	313,026,981	46,134,468	326,406,092
Related Parties
Current assets
Other receivables, net	400,000	58,953	67,976
Operating lease right-of-use assets, net - non-current	2,481,013	(365,656)	696,851
LIABILITIES
Other payables	649,559	95,733	2,927,377
Contract liabilities	400,000	58,953
Operating lease liabilities - current	1,682,080	247,908	355,601
Operating lease liabilities - non-current	1,026,433	151,278	0
Related Parties | VIE
LIABILITIES
Other payables	649,559	95,733	2,906,544
Contract liabilities	400,000	58,953	0
Third Parties
Current assets
Accounts receivable, net	46,142,449	6,800,555	35,852,484
Other receivables, net	9,879,518	1,456,061	3,760,881
LIABILITIES
Other payables	3,430,099	505,534	6,154,889
Contract liabilities	1,669,736	246,089	4,719,255	$ 695,532	¥ 1,820,481
Third Parties | VIE
LIABILITIES
Other payables	1,720,077	253,508	3,709,852
Contract liabilities	¥ 1,669,736	$ 246,089	¥ 4,719,255